Revenue and segment information (Other material items) (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]
Other material items [line items]
Revenue		¥ 152,459,444	¥ 113,814,236	¥ 128,904,873
Interest expense		(9,749,004)	(6,817,526)	(7,945,734)
Depreciation and amortization		(20,635,833)	(15,162,715)	(14,717,613)
Impairment loss		(1,187,212)	(1,204,958)	(3,090,153)
Share of profits less losses of associates and joint ventures		425,215	1,298,889	1,525,975
Net (loss) /gain on disposal of non-current assets		(616,456)	(590,049)	(438,321)
Income tax expense		(1,217,526)	(3,465,151)	(5,698,943)
PRC GAAP [member] | Reportable segment total [member]
Other material items [line items]
Revenue		152,459,444	138,150,296	154,145,268
Interest expense		(9,622,104)	(8,571,728)	(10,141,649)
Depreciation and amortization		(19,128,042)	(18,302,672)	(17,736,976)
Impairment loss		(1,188,487)	(1,418,309)	(3,288,757)
Share of profits less losses of associates and joint ventures		300,605	1,047,397	1,265,540
Net (loss) /gain on disposal of non-current assets		(581,343)	(707,566)	(495,371)
Income tax expense		(1,573,470)	(4,508,967)	(6,852,038)
PRC GAAP [member] | Headquarters [member]
Other material items [line items]
Revenue		0	0	0
Interest expense		(126,900)	(131,244)	(149,259)
Depreciation and amortization		(38,819)	(48,934)	(60,236)
Impairment loss		0	0	0
Share of profits less losses of associates and joint ventures		0	0	0
Net (loss) /gain on disposal of non-current assets		3,174	(14)	(6)
Income tax expense		0	0	0
PRC GAAP [member] | Investment income from Huaneng Finance [member]
Other material items [line items]
Revenue		0	0	0
Interest expense		0	0	0
Depreciation and amortization		0	0	0
Impairment loss		0	0	0
Share of profits less losses of associates and joint ventures		143,794	132,018	135,971
Net (loss) /gain on disposal of non-current assets		0	0	0
Income tax expense		0	0	0
Impact of restatement under PRC GAAP in relation to business combination under common control [member]
Other material items [line items]
Revenue		0	(24,336,060)	(25,240,395)
Interest expense		0	1,885,446	2,345,174
Depreciation and amortization		0	3,533,820	3,474,072
Impairment loss		0	213,351	198,604
Share of profits less losses of associates and joint ventures		0	133,694	180,447
Net (loss) /gain on disposal of non-current assets		0	115,769	90,534
Income tax expense		0	928,854	1,016,588
Impact of other IFRS adjustments [member]
Other material items [line items]
Revenue	[2]	0	0	0
Interest expense	[2]	0	0	0
Depreciation and amortization	[2]	(1,468,972)	(344,929)	(394,473)
Impairment loss	[2]	1,275	0	0
Share of profits less losses of associates and joint ventures	[2]	(19,184)	(14,220)	(55,983)
Net (loss) /gain on disposal of non-current assets	[2]	(38,287)	1,762	(33,478)
Income tax expense	[2]	¥ 355,944	¥ 114,962	¥ 136,507

[1]	Restated. The Company completed the acquisition of equity interests of four companies from Huaneng Group, see Note 40 for details. As the acquisition is a business combination under common control, the transaction is accounted for under merger accounting method under PRC GAAP. The assets and liabilities acquired in business combinations are measured at the carrying amounts of the acquirees in the consolidated financial statements of the ultimate controlling party on the acquisition date. The operating results for all periods presented are retrospectively restated as if the current structure and operations resulting from the acquisition had been in existence from the date when the acquirees first became under the control of the same ultimate controlling party. Therefore the relevant comparative figures in the segment information were restated under PRC GAAP while the acquisition is accounted for using acquisition method under IFRS.
[2]	Other GAAP adjustments above primarily represented the classification adjustments and other adjustments. Other than the classification adjustments, the differences will be gradually eliminated following subsequent depreciation and amortization of related assets or the extinguishment of liabilities.